CREDIT IMPAIRMENT CHARGES	6 Months Ended
Jun. 30, 2026
Disclosure Of Credit Impairment Loss [Abstract]
CREDIT IMPAIRMENT CHARGES	4. CREDIT IMPAIRMENT CHARGES
For the half year to

	30 June 2026	30 June 2025
	£m	£m
Loans and advances to customers	268	102
Recoveries of loans and advances, net of collection costs	7	10
Off-balance sheet credit exposures (See Note 21)	3	(7)
	278	105
In H1-26 and H1-25 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.
In H1-26 Credit impairment charges increased mainly due to the acquisition of TSB, including a day 1 charge of £62m where accounting rules require non-credit impaired balances to be brought onto our books with a Stage 1 ECL provision. Credit impairment charges also increased due to a deterioration in the economic outlook reflecting recent events in the global economy.